Marketable Securities - Additional Information (Detail) $ in Millions	Jun. 30, 2018 USD ($)
Accounting Standards Update 2016-01 [Member]
Gain (Loss) on Investments [Line Items]
Reclassification of previously recognized fair value gains from accumulated other comprehensive income to retained earnings	$ 31